Investments in associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associates
Schedule of financial information of associates

	As of	As of
	December 31,	December 31,
	2022	2023
Current assets, including cash and cash equivalents of 377 (2022 – 82)	750	1,177
Non-current assets	497	538
Current liabilities	(342)	(1,965)
Non-current debt	(281)	(359)
Equity	624	(609)
Group’s share in equity 12.1% (2022 – 9.9%)	62	—
Goodwill	241	479
Group’s carrying amount of the investment	303	479

	2021	2022	2023
Revenue	4,296	165	1,635
Cost of revenue	(333)	(138)	(1,262)
Other income and expenses, net	(3,264)	(419)	(2,510)
including personnel expenses	(1,853)	(185)	(1,027)
including depreciation and amortization	(168)	(16)	(97)
Total net profit/(loss)	699	(392)	(2,137)
Group’s share of total net profit/(loss)	314	(39)	(239)
Gain from contribution to equity by other investors	—	—	92
Total share of profit/(loss) of an associate	314	(39)	(147)
Other comprehensive income	—	163	58
Group’s share of other comprehensive income	—	16	6